Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Jun. 08, 2016
Supplement [Text Block]	finst_SupplementTextBlock	Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

CLASS A SHARES (TICKER FGUAX)
INSTITUTIONAL SHARES (TICKER FGUSX)
SERVICE SHARES (TICKER FEUSX)
CLASS R6 SHARES (TICKER FGULX)

SUPPLEMENT TO CURRENT PROSPECTUSES

Effective June 8, 2016, the Board of Trustees of Federated Government Ultrashort Duration Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.40% to 0.35% of the Fund's average daily net assets.

1. For the Class A Shares, Institutional Shares and Service Shares Prospectus, under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS) or Service Shares (SS) of the Fund. You may qualify for certain sales charge discounts, if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 9.

Shareholder Fees (fees paid directly from your investment)	A	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.35%	0.35%	0.35%
Distribution (12b-1) Fee	0.25%	None	0.00%[2]
Other Expenses	0.41%	0.16%	0.41%
Total Annual Fund Operating Expenses[1]	1.01%	0.51%	0.76%
Fee Waivers and/or Expense Reimbursements1,[3]	(0.31)%	(0.26)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.70%	0.25%	0.35%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Fund has adopted a Distribution (12b-1) Plan for its SS class pursuant to which the SS class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the SS class of the Fund. The SS class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 8,2016, total annual fund operating expenses (excluding acquired fund fees and expenses, expenses allocated from affiliated partnerships, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.25% and 0.35% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) July 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$301	$515	$747	$1,412
IS	$52	$164	$285	$640
SS	$78	$243	$422	$942

2. For the Class R6 Shares Prospectus, under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class R6 Shares (R6).

Shareholder Fees (fees paid directly from your investment)	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.35%
Distribution (12b-1) Fee	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses[1]	0.48%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.23%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, expenses allocated from affiliated partnerships, interest expenses, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's R6 class (after the voluntary waivers and/or reimbursements) will not exceed 0.23% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) April 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R6	$49	$154	$269	$604

Class A IS SS Shares | Federated Government Ultrashort Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	finst_SupplementTextBlock	Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

CLASS A SHARES (TICKER FGUAX)
INSTITUTIONAL SHARES (TICKER FGUSX)
SERVICE SHARES (TICKER FEUSX)

SUPPLEMENT TO CURRENT PROSPECTUSES

Effective June 8, 2016, the Board of Trustees of Federated Government Ultrashort Duration Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.40% to 0.35% of the Fund's average daily net assets.

1. For the Class A Shares, Institutional Shares and Service Shares Prospectus, under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS) or Service Shares (SS) of the Fund. You may qualify for certain sales charge discounts, if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 9.

Shareholder Fees (fees paid directly from your investment)	A	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.35%	0.35%	0.35%
Distribution (12b-1) Fee	0.25%	None	0.00%[2]
Other Expenses	0.41%	0.16%	0.41%
Total Annual Fund Operating Expenses[1]	1.01%	0.51%	0.76%
Fee Waivers and/or Expense Reimbursements1,[3]	(0.31)%	(0.26)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.70%	0.25%	0.35%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Fund has adopted a Distribution (12b-1) Plan for its SS class pursuant to which the SS class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the SS class of the Fund. The SS class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 8,2016, total annual fund operating expenses (excluding acquired fund fees and expenses, expenses allocated from affiliated partnerships, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.25% and 0.35% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) July 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$301	$515	$747	$1,412
IS	$52	$164	$285	$640
SS	$78	$243	$422	$942

Class R6 Shares | Federated Government Ultrashort Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	finst_SupplementTextBlock	Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

CLASS R6 SHARES (TICKER FGULX)

SUPPLEMENT TO CURRENT PROSPECTUSES

Effective June 8, 2016, the Board of Trustees of Federated Government Ultrashort Duration Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.40% to 0.35% of the Fund's average daily net assets.

2. For the Class R6 Shares Prospectus, under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class R6 Shares (R6).

Shareholder Fees (fees paid directly from your investment)	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.35%
Distribution (12b-1) Fee	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses[1]	0.48%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.23%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, expenses allocated from affiliated partnerships, interest expenses, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's R6 class (after the voluntary waivers and/or reimbursements) will not exceed 0.23% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) April 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R6	$49	$154	$269	$604